Net Gains on Sale of Containers (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Property	Dec. 31, 2012 Property	Dec. 31, 2011 Property
Property, Plant, and Equipment Disclosure [Line Items]
Number of containers sold	73,984	47,062	35,641
Gains on sales of containers, net	$ 27,340	$ 34,837	$ 31,631
Previously written down containers
Property, Plant, and Equipment Disclosure [Line Items]
Number of containers sold	9,431	1,441	1,540
Gains on sales of containers, net	2,954	971	2,464
Containers not written down
Property, Plant, and Equipment Disclosure [Line Items]
Number of containers sold	64,553	45,621	34,101
Gains on sales of containers, net	$ 24,386	$ 33,866	$ 29,167